Fees and Expenses - Pinnacle Value Fund	May 01, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy and hold Fund shares.

Shares purchased or held through a financial intermediary may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Maximum sales load imposed on purchases	None
Maximum sales load imposed on reinvested dividends or capital gains	None
Redemption fee paid to Fund for shares held less than one year	1.00%

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (paid yearly as a % of your investment)
Annual Fund Operating Expenses [Table]

Management Fee	1.25%
Distribution (12b-1) fee	None
Other expenses	0.32%
Acquired fund fees & expenses (1)	0.07%
Total annual Fund operating expenses	1.64%
Fee Waiver and/or Expense Reimbursement (2)	-0.33%
Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	1.31%

(1)	Acquired fund fees & expenses are indirect costs of investing in other funds. Total annual operating expenses will not correlate to expense ratio in Fund financial statements which include only direct operating costs, not indirect costs of investing in other funds.
(2)	Advisor has contractually agreed to waive fees and/or reimburse expenses to extent necessary to maintain Fund net annual operating expenses, excluding acquired fund fees & expenses and extraordinary expenses, at or below 1.24% to April 30, 2027.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example assumes your investment returns 5% each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 year	3 years	5 years	10 years
$133	$415	$718	$1,529

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs such as commissions, when it buys or sells securities (or “turns over” its portfolio). A high turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs which are not reflected in annual fund operating expenses or in the example affect the Fund’s performance. For 2025, Fund turnover was 24% of the average portfolio value.

Portfolio Turnover, Rate	24.00%